Securities - Securities in Continuous Unrealized Loss Position (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($) security	Dec. 31, 2013 USD ($) security
Available-for-sale, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	$ 17,837	$ 60,966	$ 95,031
Gross Unrealised Losses, Less than 12 Months	(40)	(138)	(1,244)
Fair Value, Less than 12 Months	17,797	60,828	93,787
Amortized Cost, More than 12 Months	7,642	16,999	4,481
Gross Unrealised Losses, More than 12 Months	(175)	(345)	(314)
Fair Value, More than 12 Months	7,467	16,654	4,167
Held-to-maturity, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	8,682	12,414	29,093
Gross Unrealised Losses, Less than 12 Months	(38)	(92)	(1,135)
Fair Value, Less than 12 Months	8,644	12,322	27,958
Amortized Cost, More than 12 Months	13,062	18,552	1,022
Gross Unrealised Losses, More than 12 Months	(227)	(468)	(99)
Fair Value, More than 12 Months	$ 12,835	$ 18,084	$ 923
Investment Securities Continuous Unrealized Loss Position Qualitative Disclosure Abstract
Securities in Unrealized Loss Position, Continuour Unrealized Loss as percent of Amortized Cost	10	10	10
Average loss on securities, percent		0.96%	1.92%
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	15	12	2
US Treasury and Government [Member]
Available-for-sale, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	$ 7,003	$ 37,049	$ 25,008
Gross Unrealised Losses, Less than 12 Months	(5)	(85)	(95)
Fair Value, Less than 12 Months	6,998	36,964	24,913
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	7,438	20,403	51,576
Gross Unrealised Losses, Less than 12 Months	(28)	(53)	(934)
Fair Value, Less than 12 Months	7,410	20,350	50,642
Amortized Cost, More than 12 Months		4,440
Gross Unrealised Losses, More than 12 Months		(56)
Fair Value, More than 12 Months		4,384
Held-to-maturity, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	1,714		6,033
Gross Unrealised Losses, Less than 12 Months	(23)		(429)
Fair Value, Less than 12 Months	1,691		5,604
Amortized Cost, More than 12 Months	2,631	4,564	1,022
Gross Unrealised Losses, More than 12 Months	(60)	(122)	(99)
Fair Value, More than 12 Months	2,571	4,442	923
Collateralized Mortgage Backed Securities [Member]
Available-for-sale, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	3,396	3,514	18,447
Gross Unrealised Losses, Less than 12 Months	(7)		(215)
Fair Value, Less than 12 Months	3,389	3,514	18,232
Amortized Cost, More than 12 Months	7,642	12,559	4,481
Gross Unrealised Losses, More than 12 Months	(175)	(289)	(314)
Fair Value, More than 12 Months	7,467	12,270	4,167
Held-to-maturity, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	6,968	12,414	23,060
Gross Unrealised Losses, Less than 12 Months	(15)	(92)	(706)
Fair Value, Less than 12 Months	6,953	12,322	$ 22,354
Amortized Cost, More than 12 Months	10,431	13,988
Gross Unrealised Losses, More than 12 Months	(167)	(346)
Fair Value, More than 12 Months	$ 10,264	$ 13,642